Deposits	12 Months Ended
Jun. 30, 2015
Deposits
Deposits

7. Deposits

        The composition of deposits is as follows:

	June 30, 2015	June 30, 2014
	(Dollars in thousands)
Demand	$60,383	$50,140
NOW	64,289	63,648
Money market	168,527	83,901
Regular savings	35,845	34,692
Time certificates of less than $100 thousand	82,973	90,644
Other time certificates	262,742	251,304

	$674.759	$574,329

        The aggregate amount of time deposits in denominations of $250 thousand or more as of June 30, 2015 and 2014 was $569 thousand and $2.3 million, respectively.

        At June 30, 2015 scheduled maturities of time certificates by fiscal year are as follows:

June 30, 2015
(Dollars in thousands)
2016	$149,656
2017	101,195
2018	51,976
2019	28,249
2020	14,306
Thereafter	333

$345,715